Intangible Assets	6 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6: INTANGIBLE ASSETS

	31 December 2022	30 June 2022
	$	$
Patents at cost	22,822,185	-
Trademarks at cost	28,904,234	-
Other intangible assets at cost	991,008	-
Accumulated amortisation (2)	-	-
Total intangible assets (1)	52,717,427	-

1.	On 5 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. In addition to the shares issued to APIRx, the Company issued 13,090,170 IHL ordinary shares & 9,000,000 IHL options to Ryba LLC as part of their engagement terms as lead M&A advisors, which were included in the cost of the assets acquired. The total cost was allocated to the acquired assets on the basis of the assets’ relative fair values. Refer to note 5 & 9 for further details.

2.	Patents have been assessed to have a 13-year useful life; trademarks have an indefinite useful life. There has been no amortisation at period end as the assets are not available for use yet.

	31 December 2022	30 June 2022
Movements:	$	$
Carrying amount at the beginning of the year	-	-
Acquired intangibles (1)	52,717,427	-
Amortisation	-	-
Carrying amount at the end of the year	52,717,427	-